Share-based payment (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Key Share-based Awards Expense and their Respective Equity or Liability Balances
The following table outlines the key share-based awards expense and their respective equity or liability balances as of December 31, 2019, 2018 and 2017.

	Equity					Liability
	Class C	RSU	Option	Incentive	Total	Class C	Incentive	Total	Total
Number of shares
As of December 31, 2016	1,444,212	—	—	—	1,444,212	3,545,388	—	3,545,388	4,989,600
Granted	—	—	—	—	—	3,045,420	5,028,282	8,073,702	8,073,702
Repurchased	(339,948)	—	—	—	(339,948)	—	—	—	(339,948)

As of December 31, 2017	1,104,264	—	—	—	1,104,264	6,590,808	5,028,282	11,619,090	12,723,354

Granted	—	5,261,256	135,198	304,920	5,701,374	—	—	—	5,701,374
Issued	—	(146,806)	—	—	(146,806)	—	—	—	(146,806)
Reclassified	6,590,808	—	—	5,028,282	11,619,090	(6,590,808)	(5,028,282)	(11,619,090)	—
Repurchased	(1,814,022)	—	—	—	(1,814,022)	—	—	—	(1,814,022)
Converted	(5,881,050)	—	—	—	(5,881,050)	—	—	—	(5,881,050)

As of December 31, 2018	—	5,114,450	135,198	5,333,202	10,582,850	—	—	—	10,582,850

Granted	—	9,437	5,160	—	14,597	—	—	—	14,597
Issued	—	(159,751)	—	—	(159,751)	—	—	—	(159,751)
Cancelled	—	(529,240)	(106,722)	—	(635,962)	—	—	—	(635,962)
Repurchased	—	—	—	(3,838)	(3,838)	—	—	—	(3,838)

As of December 31, 2019	—	4,434,896	33,636	5,329,364	9,797,896	—	—	—	9,797,896

Summary of Right to Acquire Shares for Price Originally Paid by Participant, Less an Applicable Discount

Time remaining to the end of the Lock-up period	Discount	Monthly Installments
7-10 years	25%	Up to 120
3-7 years	20%	Up to 60
0-3 years	15%	Up to 36